Consolidated statements of operations - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest and dividend income	SFr 9,114	SFr 10,146
Interest expense	(5,293)	(5,327)
Net interest income	3,821	4,819
Commissions and fees	5,332	6,132
Trading revenues	(309)	1,898
Other revenues	485	496
Net revenues	9,329	13,345
Provision for credit losses	107	58
Compensation and benefits	5,253	5,865
General and administrative expenses	3,621	3,700
Commission expenses	733	793
Restructuring expenses	318
Total other operating expenses	4,672	4,493
Total operating expenses	9,925	10,358
Income/(loss) from continuing operations before taxes	(703)	2,929
Income tax expense	(293)	1,012
Net income/(loss)	(410)	1,917
Net income/(loss) attributable to noncontrolling interests	2	(1)
Net income/(loss) attributable to shareholders	SFr (412)	SFr 1,918